Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000136885
Shareholder Report [Line Items]
Fund Name	Issachar Fund
Class Name	Class I
Trading Symbol	LIOTX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-787-8355
Additional Information Website	www.LIONX.net/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$160	3.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	3.25%
AssetsNet	$ 9,249,136
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 12,388
InvestmentCompanyPortfolioTurnover	845.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,249,136
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$12,388
Portfolio Turnover	845%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	23.5%
Money Market Funds	76.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Commodity	23.6%
Money Market Funds	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	76.6%
Sprott Physical Gold Trust	15.6%
Sprott Physical Silver Trust	8.0%

C000136884
Shareholder Report [Line Items]
Fund Name	Issachar Fund
Class Name	Class N
Trading Symbol	LIONX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-866-787-8355
Additional Information Website	www.LIONX.net/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$173	3.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.50%
AssetsNet	$ 9,249,136
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 12,388
InvestmentCompanyPortfolioTurnover	845.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,249,136
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$12,388
Portfolio Turnover	845%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	23.5%
Money Market Funds	76.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Commodity	23.6%
Money Market Funds	76.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	76.6%
Sprott Physical Gold Trust	15.6%
Sprott Physical Silver Trust	8.0%